Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) - Recurring fair value measurement
$ in Millions
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Private equity including strategic investments | Minimum | Current Value/Cost | Price – Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
Private equity including strategic investments | Maximum | Current Value/Cost | Price – Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	75	291
– equity-linked notes | Minimum | Equity volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.06
– equity-linked notes | Maximum | Equity volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.67	0.70
– foreign exchange (‘FX’)-linked notes | Minimum | FX volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.04	0.03
– foreign exchange (‘FX’)-linked notes | Maximum | FX volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.19	0.35
– equity-linked notes | Minimum | Equity correlation | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10	0.15
– equity-linked notes | Maximum | Equity correlation | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1	1
securitisation swaps | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.05
securitisation swaps | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10	0.10
long-dated swaptions | Minimum | Interest rate volatility | Model – Option model | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.09	0.09
long-dated swaptions | Maximum | Interest rate volatility | Model – Option model | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.30	0.30
FX options | Minimum | FX volatility | Model – Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.01	0.01
FX options | Maximum | FX volatility | Model – Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.19	0.26
long-dated single stock options | Minimum | Equity volatility | Model – Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.06
long-dated single stock options | Maximum | Equity volatility | Model – Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.19	1.18
total return swaps | Minimum | Price | Market proxy | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	73	0
total return swaps | Maximum | Price | Market proxy | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	106	104
– repurchase agreements | Minimum | Interest rate volatility | Model – Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
– repurchase agreements | Maximum | Interest rate volatility | Model – Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.03	0.26
– bonds | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
– bonds | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	126	140
– loans and deposits | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
– loans and deposits | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	111	103
Private equity including strategic investments | Minimum | Current Value/Cost | Price – Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Private equity including strategic investments | Maximum | Current Value/Cost | Price – Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	75	291
– collateralised loan/debt obligation | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– collateralised loan/debt obligation | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	100	97
– other ABSs | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– other ABSs | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	255	248
– equity-linked notes | Minimum | Equity volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.06
– equity-linked notes | Minimum | Equity correlation | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.15
– equity-linked notes | Maximum | Equity volatility | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.67	0.70
– equity-linked notes | Maximum | Equity correlation | Model – Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1	1
securitisation swaps | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05
securitisation swaps | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.10
long-dated swaptions | Minimum | Interest rate volatility | Model – Option model | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.09	0.09
long-dated swaptions | Maximum | Interest rate volatility | Model – Option model | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.30	0.30
FX options | Minimum | FX volatility | Model – Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.01	0.01
FX options | Maximum | FX volatility | Model – Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.19	0.26
long-dated single stock options | Minimum | Equity volatility | Model – Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.06
long-dated single stock options | Maximum | Equity volatility | Model – Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.19	1.18
total return swaps | Minimum | Price | Market proxy | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	73	0
total return swaps | Maximum | Price | Market proxy | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	106	104
– repurchase agreements | Minimum | Interest rate volatility | Model – Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– repurchase agreements | Maximum | Interest rate volatility | Model – Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.03	0.26
– bonds | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– bonds | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		140
– loans and deposits | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– loans and deposits | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	111	103
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 34,567	$ 31,302
Financial liabilities	12,738	12,743
Level 3 | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,000
Financial liabilities	1,055
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	547
Financial liabilities	470
Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	819
Financial liabilities	1,494
Level 3 | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	260
Financial liabilities	650
Level 3 | Other risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8
Financial liabilities	2
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	1
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	9,017	9,113
Level 3 | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	6,250
Level 3 | – foreign exchange (‘FX’)-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	993
Level 3 | – other structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,774
Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,671	2,842
Level 3 | securitisation swaps | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	324
Level 3 | long-dated swaptions | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	91
Level 3 | – other | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	640
Level 3 | – other | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	221
Level 3 | – other | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	945
Level 3 | – other | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	123
Level 3 | FX options | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	249
Level 3 | long-dated single stock options | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	549
Level 3 | total return swaps | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	527
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	49	787
Level 3 | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	39
Level 3 | – loans and deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,951	18,258
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	331	380
Level 3 | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	99
Level 3 | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	232
Level 3 | Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	$ 3
Level 3 | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | – foreign exchange (‘FX’)-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | – other structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,634
Level 3 | securitisation swaps | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	143
Level 3 | long-dated swaptions | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	89
Level 3 | other | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	768
Level 3 | other | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	229
Level 3 | other | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	398
Level 3 | other | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	47
Level 3 | FX options | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	318
Level 3 | long-dated single stock options | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	421
Level 3 | total return swaps | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	213
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11,651
Level 3 | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	427
Level 3 | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,807
Level 3 | – loans and deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,412
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,005